Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of operating lease cost and supplemental cash flow information

The components of operating lease cost and supplemental cash flow information related to leases are as follows:

December 31, 2022
(Audited)
Other Information
Cash paid for amounts included in the measurement of lease liabilities	$10,722
Weighted average remaining lease term – operating leases (in years)	5.03
Average discount rate – operating leases	6.35 – 6.60%

Schedule of supplemental balance sheet information

The supplemental balance sheet information related to lease is as follows:

December 31, 2022
(Audited)
Non – current assets
Right -of -use assets	$446,957

Current liabilities
Operating lease liabilities	$13,218
Non - Current liabilities
Operating lease liabilities	$469,437

Schedule of operating lease right of use asset

As of December 31, 2022 operating lease right of use asset as follow:

December 31, 2022
(Audited)
Initial recognition as of April 8, 2022	$470,708
Less: Accumulated amortization	$(23,818)
Foreign exchange translation gain	$67
Balance as of December 31, 2022	$446,957

Schedule of operating lease liability

As of December 31, 2022, operating lease liability as follow:

December 31, 2022
(Audited)
Initial recognition as of April 8, 2022	$470,708
Add: Finance cost	$22,703
Less: Repayment of lease liabilities	$(10,722)
Foreign exchange translation loss	$(34)
Balance as of December 31, 2022	$482,655